Accounts Payable, Accrued Liabilities, and Other Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable, Accrued Liabilities, and Other Liabilities
Refundable entrance fees	$ 218,893	$ 221,147	$ 236,563
Other Accounts Payable and Accrued Liabilities	74,558	57,024	68,924
Accrued construction costs	4,351	6,039	5,961
Accounts payable, accrued liabilities, and other liabilities	$ 297,802	$ 284,210	$ 311,448